SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

13. SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018

Cash and restricted cash:
Canada	$4,330,650	$3,704,205	$1,708,013
Ghana	416,928	573,356	1,152,434
Total cash and restricted cash	4,747,578	4,277,561	2,860,447
Capital assets
Canada	—	—	—
Ghana	1,304,797	1,140,147	1,235,299
Total capital assets	1,304,797	1,140,147	1,235,299
Total	$6,153,903	$5,417,708	$4,095,746